Note 16 - Nature and Extent of Risks Arising from Financial Instruments - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Increase 100 bps [member]
Statement Line Items [Line Items]
Sensitivity of projected net interest income during a 12 month period	$ 4,304	$ 4,147
Duration difference between assets and liabilities (months) (Month)	1 month 12 days	2 months 9 days
Decrease 100 bps [member]
Statement Line Items [Line Items]
Sensitivity of projected net interest income during a 12 month period	$ (4,261)	$ (3,220)